ENTITY-WIDE DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 25,479	$ 15,169	$ 10,075
Connectivity And Replication / Change Data Capture Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percent of license revenues	69.00%	82.00%	90.00%
OEM Partner 1 [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues	10.90%	13.40%
OEM Partner 2 [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues	2.40%	10.70%
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,234	948	857
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,568	10,729	6,051
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,646	2,191	1,693
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,478	869	968
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,553	$ 432	$ 506